Organization And Principal Activities - Additional Information (Detail) (CNY)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Feb. 10, 2010
Tecface International Technology Limite ("Tecface International Technology") (formerly known as QIGI&BODEE International Technology (Beijing) Limited
Organization and Principal Activities [Line Items]
Percentage of legal ownership	100.00%
Total compensation purchase option price	1.00
QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology") | Mr. Xu Enhai
Organization and Principal Activities [Line Items]
Percentage of legal ownership		66.70%
QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology") | Ms. Han Deling
Organization and Principal Activities [Line Items]
Percentage of legal ownership		33.30%